BONDS AND NOTES ISSUED	12 Months Ended
Dec. 31, 2024
BONDS AND NOTES ISSUED [Abstract]
BONDS AND NOTES ISSUED
15	BONDS AND NOTES ISSUED

a)	This item consists of the following:

			Hedge Accounting			2024			2023
	Annual interest	Interest	Type	Notional	Notional Equivalent	Maturity	Issued	Carrying	Maturity	Issued	Carrying
	rate	payment					amount	amount		amount	amount
	%			(000)	S/(000)		(000)	S/(000)		(000)	S/(000)

Senior notes - BCP (i)	2.70	Semi-annual	CCS	US$220,000	828,080	January 2025	US$700,000	2,604,249	January 2025	US$700,000	2,571,032
Senior notes - BCP (ii)	5.85	Semi-annual	-	-	-	January 2029	US$500,000	1,862,468	-	-	-
Senior notes - Credicorp Ltd. (iii)	2.75	Semi-annual	-	-	-	June 2025	US$500,000	1,810,391	June 2025	US$500,000	1,706,587
Senior notes - BCP (ii)	7.85	Semi-annual				January 2029	S/1,150,000	1,150,000	-	-	-
Senior notes - BCP (iv)	5.05	Semi-annual	-	-	-	June 2027	US$30,000	112,471	June 2027	US$30,000	111,143
Senior notes - BCP (v)	0.97	Semi-annual	CCS	¥3,000,000	71,940	November 2025	¥3,000,000	71,796	November 2025	¥3,000,000	78,828
Senior notes - BCP (vi)	4.65	Semi-annual	-	-	-	-	-	-	September 2024	S/2,900,000	2,496,413

Corporate bonds -

First program
First issuance (Series A) - Mibanco Colombia	9.00	Quarterly	–	–	–	January 2025	$112,500	22,441	January 2025	$112,500	82,712
								7,633,816			7,046,715

			Hedge Accounting			2024			2023
	Annual interest	Interest	Type	Notional	Notional Equivalent	Maturity	Issued	Carrying	Maturity	Issued	Carrying
	rate	payment					amount	amount		amount	amount
	%			(000)	S/(000)		(000)	S/(000)		(000)	S/(000)

Subordinated bonds -
Subordinated bonds - BCP (vii)	From 3.13 to 3.25	Semi-annual	-	-	-	July 2030 / September 2031	US$1,350,000	5,049,870	July 2030 / September 2031	US$1,350,000	4,954,968
Subordinated bonds - BCP (viii)	5.80	Semi-annual				March 2035	US$600,000	2,241,242	-	-	-

Second program
Second issuance (Series B) - Pacífico Seguros	8.00	Semi-annual	-	-	-	May 2033	US$60,000	225,840	May 2033	US$60,000	185,450
Second issuance (Series A) - Pacífico Seguros	4.41	Semi-annual	-	-	-	December 2030	US$50,000	171,365	December 2030	US$50,000	205,952
First issuance (Series B) - MiBanco	7.22	Semi-annual	-	-	-	June 2027	S/30,000	30,000	June 2027	S/30,000	30,000

Third program
Issuance IV - Banco de Crédito de Bolivia	5.85	Semi-annual	-	-	-	February 2033	Bs120,810	63,707	February 2033	Bs137,200	65,562
Issuance III - Banco de Crédito de Bolivia	6.00	Semi-annual	-	-	-	August 2030	Bs100,000	52,268	August 2030	Bs100,000	54,067
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	-	-	-	August 2028	Bs70,000	36,146	August 2028	Bs70,000	37,847

Fourth program
First issuance (Series A) - MiBanco (ix)	5.84	Semi-annual	-	-	-	March 2031	S/155,000	146,274	March 2031	S/155,000	146,274
								8,016,712			5,680,120

Negotiable certificate of deposit - MiBanco Colombia	From 1.00 to 17.20	To maturity	-	-	-	January 2025 / October 2027	$1,343,411	1,254,245	January 2024 / January 2027	$1,295,640	1,239,824
Negotiable certificate of deposit - MiBanco	From 3.30 to 5.47	Annual	-	-	-	January 2025 / September 2026	S/314,870	118,813	January 2024 / June 2025	S/407,101	407,101
								17,023,586			14,373,760
Interest payable								244,857			221,025
Total								17,268,443			14,594,785

International issues contain certain operating covenants, which, in Management’s opinion, the Group has complied with at the dates of the consolidated statement of financial position.
(i)
The Bank issued Senior Notes under the Medium-Term Program proof approximately US$700.0 million at a semi-annual coupon rate of 2.70 percent maturing in January 2025. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100.0 percent of the aggregate principal amount of the notes to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.

On December 31, 2024, the Bank maintains a CCS which was designated as cash flows hedges of a part of Senior Notes in U.S Dollar subject to exchange rate risk for a notional amount of US$220.0 million, equivalent to S/828.1 million (US$220.0 million equivalent to S/816.0 million, as of December 31, 2023), see note 12(c). By means of the CCS, the cover part of senior notes was economically converted to soles.

(ii)
On January 11, 2024, the Bank issued Senior Notes under its Medium-Term Notes program for a total amount of US$ 500.0 million in U.S. Dollars, with a coupon rate of 5.85 percent, and S/1,150.0 million in Peruvian Soles, with a coupon rate of 7.85 percent; both issuances mature in January 2029. Prior to December 11, 2028, the Bank may redeem all or part of the Senior Notes at a redemption price equal to the greater of (i) 100.0 percent of the principal amount of the Senior Notes, or (ii) the sum of the remaining cash flows discounted at a rate equivalent to the U.S. Treasury interest rate plus 30 basis points (for the U.S. Dollar issuance) and the interest rate of Peruvian Government Sovereign Bonds or another comparable security plus 30 basis points (for the Peruvian Soles issuance). The principal payment will be made on the maturity date of the Senior Notes or upon their redemption by the Bank. From December 11, 2028, onwards, the Bank may redeem all or part of the Notes at a redemption price equal to 100.0 percent of the aggregate principal amount of the Notes being redeemed.

(iii)
As of December 31, 2024, Credicorp Ltd. holds Senior Notes for approximately US$486.0 million, equivalent to S/1,829.3 million (US$486.0 million, equivalent to S/1,802.6 million as of December 31, 2023) at a fixed rate and maturing on June 17, 2025.
All or part of the notes may be redeemed primarily in the following ways: (i) on any date prior to May 17, 2025, upon full or partial repurchase, bearing as a penalty an interest rate equal to the U.S. Treasury rate plus 40 basis points, and (ii) on any date on or after May 17, 2025, at par value. Principal will be paid on the maturity date or upon redemption of the notes.

(iv)
On June 21, 2022, the Bank issued senior notes under the medium-term bond program amounting to US$30.0 million at a semi-annual rate of 5.05 percent maturing in June 2027. An amount equivalent to the net proceeds from the offering will be used to finance or refinance, in whole or in part, new or existing green Eligible Projects, as per BCP’s Sustainability Financing Framework dated January 2022. The Bank may redeem all or part of the notes at a redemption price equal to 100.0 percent of the aggregate amount of the principal of the notes to be redeemed.

(v)
On September 19, 2023, the Bank issued Senior Notes for approximately ¥3,000.0 million, equivalent to S/78.9 million as of December 31,2023, with a fixed rate of 0.97 percent, whose maturity on November 19, 2025.
.
As of December 31, 2024, the Bank agreed to a cross currency swap (CCS) for a nominal amount of ¥3,000.0 million equivalent to S/71.9 million, see Note 12(c), which was broken down by risk variables into two cross currency swap (CCS) in order to designate them as a cash flow hedge of a fixed-rate yen issued bond, which was converted to Soles at a fixed rate and as cash flow hedge of loans.

(vi)
September 17, 2024, the bond was fully redeemed. This bond was issued in September 2019 under the framework of the Medium-Term Notes Program for S/2,500.0 million, with a semi-annual coupon rate of 4.65 percent, maturing in September 2024.

(vii)
On July 1, 2020, the Bank issued Subordinated Notes under the medium-term bond program amounting to US$850.0 million at a semiannual rate of 3.13 percent maturing in July 2030 called “3.13  percent Fixed Rate Subordinated Notes Due 2030 (Callable 2025).” As of July 1, 2025, it will be paid a fixed interest rate equal to States of U.S. Treasury interest rate, comparable to 5 years, plus 300.0 basis point. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price that is equal to 100.0 percent of the aggregate principal amount of the notes to be redeemed. Thereafter, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (i) 100.0 percent of the principal amount of the notes and (ii) the sum of the remaining flows discounted to a rate equivalent to the United States Treasury interest rate plus 45 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.
On the other hand, effective March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program for US$500.0 million at a semi-annual coupon rate of 3.25 percent maturing in September 2031. called “Subordinated Bonds at a Fixed Interest Rate at 3.25 percent maturing in 2031 (Callable in 2026)”. As of September 30, 2026, a fixed interest rate will be paid equal to the United States Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to 100.0 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to the greater of (i) 100.0 percent of the principal amount of the subordinated notes and (ii) the sum of the cash flows remaining discounted at a rate equivalent to the United States Treasury interest rate plus 40 basis points. Principal payment will take place on the maturity date of the subordinated notes or when the Bank redeems them.

(viii)
On September 10, 2024, the Bank issued Subordinated Notes under the framework of its Medium-Term Notes Program for US$ 600.0 million at a semi-annual coupon rate of 5.80 percent, maturing in March 2035, designated as “5.8 Subordinated Fixed-to-Fixed Rate Notes due 2035 (Callable 2030)”. Starting on March 10, 2030, the notes will bear a fixed interest rate equal to the U.S. Treasury interest rate for a comparable 5-year term plus 224.0 basis points. From March 30, 2030, onwards, the Bank may redeem all or part of the Subordinated Notes at a redemption price equal to 100.0 percent of the aggregate principal amount of the notes being redeemed. Thereafter, the Bank may redeem all or part of the Subordinated Notes at a redemption price equal to the greater of (i) 100.0 percent of the principal amount of the Subordinated Notes or (ii) the sum of the remaining cash flows discounted at a rate equivalent to the U.S. Treasury interest rate plus 35 basis points. The principal payment will be made on the maturity date of the Subordinated Notes or upon their redemption by the Bank.

(ix)
As of March 30, 2021, Mibanco S.A. issued the Fourth Subordinated Bond Program, Series A, for S/155.0 million at a fixed rate of 5.84 percent, maturing on March 31, 2031. The principal payment will be made on the maturity date or upon redemption by Mibanco S.A., provided that a minimum period of five years has elapsed since the issuance date.

b)	The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	2024	2023
	S/(000)	S/(000)

Up to 3 months	2,709,847	174,341
From 3 months to 1 year	2,718,199	3,660,915
From 1 to 3 years	582,747	4,728,629
From 3 to 5 years	3,062,227	159,754
More than 5 years	7,950,566	5,650,121
Total	17,023,586	14,373,760